Shareholder Fees (Vanguard Florida Focused Long-Term Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20